Debt - Principal Maturities Of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 0
2023	350,000
2024	0
2025	840,000
2026	1,000,000
Thereafter	900,000
Total	$ 3,090,000